Income Taxes (Schedule Of Valuation Allowance Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 150,839	$ 244,841	$ 165,539
(Credited) / charged to income	(93,125)	(87,194)	(78,469)
Translation adjustment	(302)	207	583
Changes attributable to movement in underlying assets	1,034	(7,015)	250
Balance at end of year	$ 58,446	$ 150,839	$ 244,841